Summary of significant accounting policies - Business combinations and goodwill - Acquisition of game development studios (Details) (Imported) $ / shares in Units, $ in Thousands			3 Months Ended
	Jan. 27, 2022 USD ($) $ / shares	Jan. 25, 2022 company	Mar. 31, 2022 USD ($) $ / shares	Jan. 31, 2022 USD ($)
Acquisition of subsidiaries
Number of game developing studios | company		3
Price per share for option to acquire shares | $ / shares			$ 10.00
Period for shares ineligibility for sale on Nasdaq from the date of allotment under scenario one for option becomes exercisable			1 year
Maximum period for shares from acquisition date to repurchase outstanding consideration shares under scenario two for option becomes exercisable			2 years
Option recognised as of acquisition date			$ 13,636
Unwinding discount from acquisition date to reporting date			$ 67
MX Capital Ltd
Acquisition of subsidiaries
Percentage of shares acquired (in percent)		48.80%
Castcrown Ltd
Acquisition of subsidiaries
Percentage of shares acquired (in percent)		49.50%
Gracevale Ltd
Acquisition of subsidiaries
Percentage of voting interest acquired	100.00%	100.00%
Purchase consideration transferred	$ 70,000
Cash payments to be received by entity	55,517
Share Consideration	3,963
Deferred share consideration	$ 10,520
Lightmap Studio
Acquisition of subsidiaries
Purchase consideration transferred				$ 150
Price per share for option to acquire shares | $ / shares	$ 150